Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Commitments and Contingencies

17.Commitments and Contingencies

Commitments

Lease Commitments

Rent and lease expense for continuing operations, net of sublease rentals, included no contingent rental payments and totaled $60.8 million in 2015, $57.4 million in 2014, and $50.1 million in 2013.

The minimum amounts due for non-cancelable leases at December 31, 2015 are as follows ($ thousands):

Year	Operating	Capital	Total
2016	71,684	13,874	86,558
2017	44,645	13,772	58,417
2018	37,247	6,992	44,239
2019	30,135	6,664	36,799
2020	23,276	5,862	29,138
Thereafter	77,426	14,526	91,952

Total minimum payments	284,413	61,690	346,103

Less amount represent interest		(16,618)

Capitalized lease obligation		45,072

Facility capital lease

The Company has a finance lease for an operating headquarters facility in Providence, Rhode Island. The Company has the right to cancel the lease after June 30, 2023 if its facilities management contract with the State of Rhode Island is not renewed, in exchange for a termination fee equal to six months of base rent plus operating expenses. The lease includes two ten-year extension options. The Company has the unilateral right to extend the lease under the two extension options under the same terms as in the base term. The lease contains a restriction which does not allow the Company to assign the lease or sublease its portion of the building without the lessor’s approval, which is not to be unreasonably withheld. The lease has been accounted for under build-to-suit guidance, under which the Company carries the entire cost of the building on its books. The building will remain on the books for the lease term and is depreciated over its useful life of 40 years. As of December 31, 2015, the Company had no sublease arrangements at this facility.

Communication equipment capital leases

The Company has finance leases for certain communication equipment that expire between 2019 and 2022. The leases have terms of renewal, options to purchase the equipment and there are no escalation clauses. There are no restrictions placed upon the Company by entering into these leases.

Point of sale capital leases

The Company has finance leases for certain point of sale equipment that expire in 2017. There are no restrictions placed upon the Company by entering into these leases.

Sale and Leaseback Transactions

The Company sold its technology center facility in West Greenwich, Rhode Island in December 2006 and entered into a sale-leaseback agreement with the new owners that expires in November 2019, including renewal options but no escalation clause.

On December 30, 2015, the Company sold its Las Vegas, Nevada campus and entered into a sale-leaseback agreement with the new owners for a portion of the facility for a term of 15 years with optional renewals.

Both the West Greenwich and Las Vegas facilities are accounted for as operating leases, and future minimum lease payments are included in the operating lease section in the table above.

Jackpot Commitments

Jackpot liabilities are recorded as current and non-current liabilities as follows:

December 31,
($ thousands)	2015

Current liabilities	110,979
Non-current liabilities	226,264

337,243

Future jackpot payments are due as follows ($ thousands):

	Previous	Future
Year	Winners	Winners	Total

2016	50,370	60,503	110,873
2017	39,564	9,745	49,309
2018	34,440	585	35,025
2019	30,703	585	31,288
2020	27,130	585	27,715
Thereafter	135,387	8,770	144,157

Future jackpot payments due	317,594	80,773	398,367

Unamortized discounts			(61,124)

Total jackpot liabilities			337,243

Contingencies

Performance and other bonds

In connection with certain contracts and procurements, the Company has been required to deliver performance bonds for the benefit of customers and bid and litigation bonds for the benefit of potential customers, respectively. These bonds, on which customers and potential customers have never made a claim, give the beneficiary the right to obtain payment and/or performance from the issuer of the bond if certain specified events occur. In the case of performance bonds, which generally have a term of one year, such events include the Company’s failure to perform its obligations under the applicable contract. The following table provides information related to potential commitments for bonds outstanding at December 31, 2015:

($ thousands)	Total bonds

Performance bonds	474,724
Litigation bonds	37,084
All other bonds	19,254

531,062

Guarantees and indemnifications

Penalties under Minimum Profit Contracts

The Company has three contracts where it has provided customers with minimum profit level guarantees (the Illinois Contract, Indiana Contract and New Jersey Contract). In relation to the Illinois Contract, the Company guaranteed a minimum profit level to the State of Illinois for each fiscal year of the agreement, commencing with the State of Illinois’s fiscal year ended June 30, 2012. The amounts guaranteed and therefore amounts owed by the Company as shortfall payments under the Illinois Contract were under dispute. In December 2014 the Company and the State of Illinois entered into a termination agreement which settled the amounts of shortfall payments for fiscal years 2012, 2013 and 2014, in the amounts of $21.8 million, $38.6 million and $37.1 million, respectively. In 2015, the Attorney General of the State of Illinois questioned the validity of the termination agreement between the Company and the State of Illinois which resulted in the Company and the State of Illinois entering into a new termination agreement and the Company paid the State of Illinois an additional $10 million representing the shortfall payment for the State of Illinois’s fiscal year ending June 30, 2015. The Company will neither be responsible for the payment of any other shortfall payment, nor will it be entitled to receive any incentive compensation, for all or any portion of fiscal year 2015, or any subsequent fiscal year. The Company recorded reductions of service revenue of $10.0 million, $55.5 million and $42.0 million in 2015, 2014 and 2013, respectively, for the shortfall payments.

In relation to the Indiana Contract, the Company guaranteed a minimum profit level to the State of Indiana commencing with the contract year starting July 1, 2013. The Company recorded reductions of service revenue of $8.0 million, $8.8 million and $0.8 million in 2015, 2014 and 2013, respectively related to this guarantee. In 2015, the Company and the State of Indiana renegotiated the Indiana Contract which resulted in future reduced guarantee levels and in consideration the Company paid the State of Indiana $18.3 million which the Company capitalized to Other Assets in its consolidated balance sheet and which the Company is amortizing to service revenue over the remaining contract term.

In relation to the New Jersey Contract, the Company guaranteed a minimum profit level to the State of New Jersey commencing with the contract year starting July 1, 2014. In 2015, the Company and the State of New Jersey renegotiated the New Jersey Contract which resulted in future reduced guarantee levels and in consideration the Company paid the State of New Jersey $15.4 million which the Company capitalized to Other Assets in its consolidated balance sheet and which the Company is amortizing to service revenue over the remaining contract term.

Loxley GTECH Technology Co., LTD guarantee

The Company has a 49% interest in Loxley GTECH Technology Co., LTD (“LGT”), which is accounted for as an asset held for sale with a de minimis value. LGT is a joint venture that was formed to provide an online lottery system in Thailand.

The Company has guaranteed, along with the 51% shareholder in LGT, performance bonds provided to LGT by an unrelated commercial lender. The performance bonds relate to LGT’s performance under the July 2005 contract between the Government Lottery Office of Thailand and LGT should such contract become operational. The Company is jointly and severally liable with the other shareholder in LGT for this guarantee. There is no scheduled termination date for the Company’s guarantee obligation. The maximum liability under the guarantee is Baht 375 million ($10.4 million). At December 31, 2015, the Company does not have any obligation related to this guarantee because the July 2005 contract to provide the online lottery system is not in operation due to continuing political instability in Thailand.

Commonwealth of Pennsylvania indemnification

The Company will indemnify the Commonwealth of Pennsylvania and any related state agencies for claims made relating to the state’s approval of IGT Global Solutions Corporation’s manufacturer’s license in the Commonwealth of Pennsylvania.

Legal Proceedings

From time to time, the Company is a party to legal, regulatory, and arbitration proceedings regarding, among other matters, claims by and against us, injunctions by third parties arising out of the ordinary course of business, and investigations and compliance inquiries related to the Company’s ongoing operations. Legal proceedings can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are often difficult to predict and the Company’s view of these matters may change in the future as the proceedings and events related thereto unfold. The Company expenses legal fees as incurred. The Company records a provision for contingent losses when it is both probable that a liability will be incurred and the amount or range of the loss can be reasonably estimated. At December 31, 2015, provisions for litigation matters amounted to $17.7 million. With respect to litigation and other legal proceedings where the Company has determined that a loss is reasonably possible and the Company is unable to estimate the amount or range of reasonably possible loss in excess of amounts already accrued, due to the inherent difficulty of predicting the outcome of and uncertainties regarding such litigation and legal proceedings, no additional amounts have been accrued. An unfavorable outcome to any legal matter, if material, could have an adverse effect on the Company’s operations or its financial position, liquidity or results of operations.

Italian Tax Matters

In December 2013, further to a tax audit received in 2012, settled by IGT PLC’s predecessor entity GTECH S.p.A (“GTECH”), the Italian Tax Agency, as required by Italian law, referred the matter to the Rome Public Prosecutor’s office, which had the obligation to start an investigation.

Within the context of this investigation, on April 28, 2015, representatives of the Rome Public Prosecutor came to IGT PLC’s offices in Rome to collect documents and files. The CEO, a board member and a senior executive of IGT PLC were served with a notice that each is subject to a criminal investigation in Italy relating to the Italian tax returns filed by GTECH for the tax years 2006-2013. Under the relevant Italian statutes, the Company’s legal representative and the signatories of the corporate tax returns, and not the corporation itself, are subject to investigation. The individuals are Lorenzo Pellicioli, then chairman of GTECH’s Board of Directors and currently Vice-Chairman of IGT PLC’s Board of Directors, who was GTECH’s legal representative who signed the Italian corporate tax return for the 2013 tax year; Marco Sala, then GTECH’s CEO and the current CEO, director and the legal representative of IGT PLC, who signed the Italian corporate tax returns for the 2006, 2007 and 2008 tax years and Renato Ascoli, then the general manager of GTECH’s Italian operations, who signed the Italian corporate tax returns for the 2009, 2010, 2011 and 2012 tax years.

The investigation involves the structuring of the original leveraged buyout of GTECH Holdings Corporation by Lottomatica S.p.A. and the subsequent conversion of a portion of the original debt incurred by GTECH Holdings Corporation into an equity increase from the parent company, Lottomatica S.p.A.. The Public Prosecutor is focused on determining whether GTECH’s income was under-reported in Italy for any of the tax years 2006-2013. If the Public Prosecutor determines that income was under-reported in one or more tax years, the Public Prosecutor may choose to bring criminal charges in Italy against any or all of the above referenced individuals.

As a consequence of the investigation, a further Tax Audit started on June 22, 2015, focusing on the 2006 merger leveraged buyout acquisition of GTECH Holdings Corporation and the subsequent acquisition debt re-financing.  On July 7, 2015 the Tax Police notified a Tax Audit Report (so called Processo Verbale di Constatazione) to IGT PLC, alleging that GTECH breached the Italian transfer pricing rule (article 110, par. 7, of the Income Tax Act) because it did not recharge to its U.S. wholly-owned subsidiary GTECH Holdings Corporation all the interest expenses and other costs incurred in connection with the 2006 acquisition and its subsequent re-financing. The Tax Police Audit Report covers the tax years 2006 to 2010. As provided by Italian law, the Tax Police Audit Report was delivered to the Public Prosecutor and the Italian Tax Agency for their independent evaluation.  Under Italian law, the Italian Tax Agency is the only authority empowered to issue a tax assessment, based on the Tax Police Audit Report’s allegations.  On December 30, 2015 IGT PLC received a number of tax assessment notices (so called Avvisi di Accertamento) covering the years 2006-2010 and alleging that additional taxes, penalties and interest totaling €200 million are due. Under Italian law, the Company had 60 days in which to appeal the tax assessment notice.  On February 26, 2016 the Company submitted a Voluntary Settlement Request, which entitles the Company to an automatic 90 day extension. The extension will allow the Tax Agency to re-examine the preliminary conclusions of the Tax Police.  At the end of the 90 day extension period, if the parties do not reach a settlement the Company retains its right to appeal the tax assessment before the first degree Tax Court.  On April 12, 2016, IGT PLC received a Tax Audit Report from the Tax Police, covering years 2011 to 2014. Based on this report, the additional taxes, penalties and interest associated with the transfer price challenge could be estimated to be approximately totaling €275.0 million for those years. Furthermore, this report contains two additional claims regarding (i) the alleged improper deduction of €140.0 million in Value Added Tax and (ii) under-reported taxable income pursuant to Italy’s controlled foreign corporation regime with specific reference to the Company’s fully controlled subsidiary incorporated in Cyprus. Such Tax Audit Report was delivered to the Public Prosecutor and the Italian Tax Agency for their independent evaluation.  The process outlined above will also be followed for this Tax Audit Report.

IGT PLC believes that the actions of the Company and the relevant managers were appropriate and complied with all applicable tax and other laws and that the allegations underlying the investigation are without merit.

In the Matter of International Game Technology

As previously disclosed in International Game Technology’s Quarterly Report on Form 10-Q for the quarterly period ended January 3, 2015, the Company received a request from the SEC to supply certain information relating to its internal pricing practices for internally refurbished spare parts from electronic gaming machines. The SEC has since communicated to the Company that it is not further pursuing its inquiry into these internal pricing practices. However, the SEC continues to investigate an alleged whistleblower retaliation claim under the Securities Exchange Act of 1934, as amended, that was made by the same former employee of the Company who reported the alleged improper internal pricing practices to the SEC. On February 3, 2016, the Company received a Wells Notice from the staff of the SEC solely relating to its investigation of this alleged whistleblower retaliation claim, and not to the Company’s internal pricing practices. The Company has responded to the Wells Notice and continues to cooperate with the SEC to seek resolution of this matter.

Brazil ICMS Tax

As previously reported, in July 2005, the State of São Paulo challenged the Company’s subsidiary, GTECH Brazil, for classifying the remittances of printing ribbons, rolls of paper and wagering slips (“Consumables”) to lottery outlets in Brazil as subject to ISS tax (service tax) and not ICMS tax (Brazilian VAT). The tax authorities argue that Consumable shipments should have been subject to the higher ICMS tax as opposed to the lower rate ISS tax that GTECH Brazil paid. The tax authorities argue that in order for printed matter to be considered non-taxable it has to be “personalized.” To be considered personalized, the Consumables must be intended for the exclusive use of the party ordering such Consumables. The São Paulo tax authorities also argue that had Consumables been exempt from the ICMS tax, they would have been sold separately to CAIXA and not supplied by GTECH Brazil as necessary to enable the services rendered at the time. GTECH Brazil filed its defense against the Tax Assessment Notice, which defense was dismissed. GTECH Brazil filed an Ordinary Appeal and a Special Appeal to the Court of Taxes and Fees, both of which were not granted. The State Treasury of São Paulo has filed a tax foreclosure to collect the tax obligation amounting to 22,910,722 Brazilian Reals (approximately $5.8 million at exchange rates in effect as of December 31, 2015) plus statutory interest, penalties and fees of approximately 108.7 million Brazilian Reals for a total obligation of approximately 131.6 million Brazilian Reals (approximately $33.2 million at exchange rates in effect as of December 31, 2015). GTECH presented a draft bank letter guarantee in the tax foreclosure to cover tax debt under charge in full but the court did not rule whether it was sufficient. GTECH Brazil is now discussing the legality of this tax levy in another lawsuit, arguing that no ICMS is due in this case because there were no separate sales of Consumables, but instead, the Consumables merely enabled services to be rendered. Therefore, only services were remunerated by GTECH Brazil’s customer and the Consumables were supplied by GTECH Brazil for no separate or additional consideration. Accordingly, only the ISS tax on service revenue was due. Currently, the tax authorities and GTECH Brazil are presenting evidence to the court. GTECH Brazil has been advised by Brazilian counsel that these proceedings are likely to take several years. We dispute the tax authority’s position and will continue to defend this assessment vigorously.

High 5 Games

High 5 Games, LLC (“H5G”) filed suit against the Company in March 2015 alleging breaches of a 2012 Confidential Game Development and License Agreement (the “2012 Agreement”) and related trademark infringement and state law claims. H5G’s primary allegations were that the Company’s subsidiary, IGT, had made impermissible use of intellectual property created by H5G and had failed to pay royalties owed H5G. On March 11, 2015, IGT filed suit against H5G in a separate action alleging breaches of the 2012 Agreement by H5G and related trademark and state law claims. Among other allegations, IGT claimed that H5G had misused IGT’s intellectual property and failed to pay appropriate royalties to IGT. On June 8, 2015 the Court dismissed IGT’s separate action with leave to refile IGT’s claims as counterclaims in the case brought by H5G, which IGT ultimately did on October 22, 2015. Shortly thereafter the parties engaged in renewed settlement negotiations which led to the settlement of all outstanding issues between IGT and H5G.

Texas Fun 5’s Instant Ticket Game

Three lawsuits have been filed in Texas against the Company’s subsidiary IGT Global Solutions Corporation (f/k/a GTECH Corporation) (“IGT Global”) arising out the Fun 5’s instant ticket game sold by the Texas Lottery Commission (“TLC”) from September 1, 2014 until October 21, 2014. Plaintiffs in each case allege the instruction on each ticket for Game 5 provided a 5x win (five times the prize box amount) any time the “Money Bag” symbol was revealed in the “5X BOX”. However, the TLC and the system interpreted a 5x win only when (1) the “Money Bag” symbol was revealed and (2) three symbols in a pattern were revealed. The three actions include: (a) Steele, et al. v. GTECH Corporation. On December 9, 2014, 518 individuals sued IGT Global in Travis County District Court, TX (No. D-1-GN-14-005114). Through intervenor actions, this group currently comprises nearly 1,000 individuals claiming damages in excess of $500M. On January 27, 2015, IGT Global filed its plea to the jurisdiction, special exceptions, motion to dismiss, and answer. On April 7, 2015, plaintiffs substantially amended their petition to include the following causes of action: common law fraud, fraud by non-disclosure, aiding and abetting fraud, tortious interference with existing contract, and tortious interference with expectancy. IGT Global filed an amended plea to the jurisdiction, answer, and a motion to dismiss. IGT Global’s amended plea to the jurisdiction was denied. Trial is scheduled for February 2017. (b) Nettles v. GTECH Corporation. On January 7, 2015, plaintiff Dawn Nettles sued IGT Global in Dallas Country District Court, TX (No. DC-14-14838), claiming damages in excess of $4M. On February 2, 2015, IGT Global filed its plea to the jurisdiction, special exceptions, motion to dismiss, and answer. On April 17, 2015, plaintiff substantially amended her petition to include the following causes of action: common law fraud, fraud by non-disclosure, aiding and abetting fraud, tortious interference with existing contract, and tortious interference with expectancy. Plaintiff again amended her pleading on August 14, 2015 and added the TLC as a defendant, as well as a request for declaratory judgment. The TLC filed its answer on October 2, 2015. IGT Global filed an amended plea to the jurisdiction, amended answer, and a motion to dismiss. IGT Global and the TLC won pleas to the jurisdiction. However, plaintiff appealed both court orders on December 30, 2015. (c) McDonald v. GTECH Corporation. On January 16, 2015, plaintiff Vanessa McDonald sued IGT Global in El Paso County District Court, TX (No. 2014-DCV-4113), claiming damages in excess of $500,000. Plaintiff’s causes of action include negligence, breach of fiduciary duty, and Deceptive Trade Practices Act. On February 2, 2015, IGT Global filed its plea to the jurisdiction, special exceptions, motion to dismiss, and answer. Discovery is ongoing and trial is scheduled for January 2017. We dispute the claims made in each of these cases and intend to continue to defend these lawsuits vigorously.

Disposition of Previously Disclosed Matters

Set forth below are legal proceedings that were previously disclosed and for which a disposition occurred during 2015 or in 2016 through April 21, 2016.

Oregon State Lottery

On December 31, 2014 a representative (the “Representative”) of a purported class of persons alleged to have been financially harmed by relying on the auto hold feature of various manufacturers’ video poker machines played in Oregon, filed suit against the Oregon State Lottery and various manufacturers, including IGT. The matter was filed in the Circuit Court for the State of Oregon, County of Multnomah and is captioned Justin Curzi, On Behalf of Himself and All Other Similarly Situated Individuals v. Oregon State Lottery, IGT (Inc.), GTECH USA, LLC, and WMS Gaming Inc. (case number 14CV20598). The suit alleged the auto hold feature of video poker games is perceived by players as providing the best possible playing strategy that will maximize the odds of the player winning, when such auto hold feature does not maximize the players’ odds of winning. In May 2015, the court granted the Company’s motion to dismiss the case. In March 2016, the Representative filed its appeal with the Court of Appeals for the State of Oregon.

Bally Gaming, Inc.

On December 19, 2014, IGT was sued by Bally Gaming, Inc. in the District Court of Clark County, Nevada, captioned Bally Gaming, Inc. v. International Game Technology and IGT, Case No. A-14-711384-B. The suit related to a contract between the parties under which IGT granted a license to Bally for TITO technology. Bally alleged that the contract granted a license to entities that became related to Bally after the contract was executed. The parties entered into a settlement agreement in March 2016 settling all outstanding issues related to this matter.

Shareholder Class Actions Relating to Mergers

Subsequent to the announcement of the Company’s entry into a merger agreement with International Game Technology, various putative shareholder class action complaints were filed by purported shareholders of International Game Technology. The complaints purported to be brought on behalf of all similarly situated shareholders of International Game Technology and generally allege that the members of the board of directors breached their fiduciary duties to International Game Technology shareholders by approving the proposed merger transaction for inadequate consideration, entering into a merger agreement containing preclusive deal protection devices and failing to take steps to maximize the value to be paid to International Game Technology shareholders. The complaints also alleged claims against the Company and International Game Technology for aiding and abetting these alleged breaches of fiduciary duties. In July 2015, the court approved the settlement of all outstanding issues among the parties.

Global Draw

On September 17, 2013, Global Draw Limited commenced proceedings in London against one of the Company’s subsidiaries, IGT-UK Group Limited, captioned 2013 High Court of Justice (Commercial Court) in London, England, Case No. 2013, Folio 1246. Global Draw’s claims arise out of a Sale and Purchase Agreement dated April 26, 2011 (SPA) pursuant to which Global Draw purchased from IGT-UK all of the outstanding shares of Barcrest Limited. Global Draw seeks claims against IGT-UK under the terms of indemnities and warranties contained in the SPA and against IGT under the terms of a guarantee given by IGT in respect of the liabilities of IGT-UK under the SPA. The parties entered into a settlement agreement in May 2015 settling all outstanding issues related to this matter.